Impact of DBs transformation	6 Months Ended
Jun. 30, 2022
Deutsche Banks Transformation [Abstract]
Impact of DB's transformation [text block]
Impact of Deutsche Bank’s transformation
The Group achieved  97 %  of its transformation-related effects as of December 31, 2021 and  98 %  of its planned effects as of June 30, 2022. Transformation charges amounted to € 39 million in the second quarter of 2022, € 99 million in the second quarter of 2021, € 78 million in the first six months of 2022 and € 215 million in the first six months of 2021.